Recovery of Erroneously Awarded Compensation	12 Months Ended
Sep. 30, 2025
Restatement Determination Date:: 2025-09-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	If the Company is required to prepare an accounting restatement of its financial statements due to the Company’s material noncompliance (whether one occurrence or a series of occurrences of noncompliance) with any financial reporting requirement under the securities laws, then the Administrator may require any Section 10D-1(d) of the Exchange Act “executive officer” to repay or forfeit to the Company that part of the cash or equity incentive compensation received by that Section 10D-1(d) executive officer during the preceding three (3) completed fiscal years that the Administrator determines was in excess of the amount that such Section 10D-1(d) executive officer would have received had such cash or equity incentive compensation been calculated based on the restated amounts reported in the restated financial statement. The Administrator may take into account any factors it deems reasonable in determining whether to seek recoupment of previously paid cash or equity incentive compensation and how much of such compensation to recoup from each Section 10D-1(d) executive officer (which shall be made irrespective of any fault, misconduct or responsibility of each Section 10D-1(d) executive officer). The amount and form of the incentive compensation to be recouped shall be determined by the Administrator in its sole and absolute discretion, and calculated on a pre-tax basis.